Fees Summary	May 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 214,153,757.28
Previously Paid Amount	0.00
Total Fee Amount	29,574.64
Total Offset Amount	12,015.99
Net Fee	$ 17,558.65
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A